APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
APPROPRIATED RESERVES
Total Appropriated reserves	$ 15,930,665	$ 14,661,007
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	12,768,264	13,628,995
Dividends reclassification	574	4,441
Others
APPROPRIATED RESERVES
Total Appropriated reserves	$ 3,162,401	$ 1,032,012